December 31, 2009	• Pacific Corinthian Variable Separate Account of Pacific Life Insurance Company

Annual
Report

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
     The 2009 Annual Report for all underlying investment options may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	Variable Accounts
	I	II	IV	VII	IX	X	XI	XII	XIII	XIV

ASSETS
Investments in affiliated mutual funds, at value:
Money Market Portfolio	$889,082
Equity Portfolio		$10,166,512
Inflation Managed Portfolio			$685,657
Main Street® Core Portfolio				$2,351,952
Multi-Strategy Portfolio					$1,960,000
Managed Bond Portfolio						$7,440,002
High Yield Bond Portfolio							$146,478
Equity Index Portfolio								$1,541,634
International Value Portfolio									$826,952
Growth LT Portfolio										$2,396,379
Receivables:
Fund shares redeemed	1,123	10,684	338	2,064	2,367	4,271	154	1,164	1,076	2,110

Total Assets	890,205	10,177,196	685,995	2,354,016	1,962,367	7,444,273	146,632	1,542,798	828,028	2,398,489

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1,123	10,684	338	2,064	2,367	4,271	154	1,164	1,076	2,110
Other	1,308	18,060	651	4,580	3,631	2,129	165	2,328	1,554	3,614

Total Liabilities	2,431	28,744	989	6,644	5,998	6,400	319	3,492	2,630	5,724

NET ASSETS	$887,774	$10,148,452	$685,006	$2,347,372	$1,956,369	$7,437,873	$146,313	$1,539,306	$825,398	$2,392,765

Units Outstanding	370,878	1,925,503	188,490	856,545	845,561	2,982,086	75,309	613,235	593,613	823,569

Accumulation Unit Value	$2.39	$5.27	$3.63	$2.74	$2.31	$2.49	$1.94	$2.51	$1.39	$2.91

Cost of Investments	$883,615	$9,090,326	$633,015	$1,967,805	$2,157,840	$7,096,171	$150,847	$1,463,459	$952,794	$2,091,441

Shares Owned in each Portfolio	88,103	676,044	61,968	139,715	183,901	671,132	24,165	63,222	75,542	132,808

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009

	Variable Accounts
	I	II	IV	VII	IX	X	XI	XII	XIII	XIV

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$2,765	$84,537	$26,501	$31,726	$101,576	$471,953	$9,639	$23,287	$16,517	$20,793
EXPENSES
Mortality and expense risk fees and operating expenses	13,509	110,640	7,875	25,447	21,992	87,837	1,475	16,005	8,301	24,362

Net Investment Income (Loss)	(10,744)	(26,103)	18,626	6,279	79,584	384,116	8,164	7,282	8,216	(3,569)

REALIZED GAIN (LOSS) ON AFFILIATED MUTUAL FUND INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	1,191	(293,936)	2,412	(40,740)	(67,106)	27,636	(2,345)	(32,423)	(48,615)	(40,588)
Capital gain distributions from mutual fund investments	—	—	27,001	—	—	482,161	—	—	—	—

Realized Gain (Loss)	1,191	(293,936)	29,413	(40,740)	(67,106)	509,797	(2,345)	(32,423)	(48,615)	(40,588)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	(1,748)	2,979,374	65,144	556,627	339,417	378,120	32,786	330,425	194,407	664,827

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($11,301)	$2,659,335	$113,183	$522,166	$351,895	$1,272,033	$38,605	$305,284	$154,008	$620,670

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008	2009	2008	2009	2008
	I		II		IV		VII		IX

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($10,744)	$11,213	($26,103)	($95,756)	$18,626	$10,881	$6,279	$3,158	$79,584	($31,497)
Realized gain (loss)	1,191	775	(293,936)	2,019,757	29,413	14,942	(40,740)	433,430	(67,106)	287,551
Change in unrealized appreciation (depreciation) on investments	(1,748)	2,500	2,979,374	(8,448,176)	65,144	(91,806)	556,627	(1,823,724)	339,417	(1,765,649)

Net Increase (Decrease) in Net Assets Resulting from Operations	(11,301)	14,488	2,659,335	(6,524,175)	113,183	(65,983)	522,166	(1,387,136)	351,895	(1,509,595)

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Payments received from contract owners	34	19,494	59,073	6,583	—	—	3	456	8	360
Transfers between variable and fixed accounts, net	(274,736)	143,356	(288,217)	(299,184)	62,795	18,446	(38,743)	(89,134)	10,344	(38,010)
Contract maintenance charges	(1,093)	(20,862)	(159,987)	(228,633)	(5,736)	(66,272)	(83,130)	(45,281)	(34,677)	(53,683)
Contract benefits and terminations	(89,326)	(268,632)	(660,367)	(1,071,404)	(28,852)	(117,548)	(40,320)	(315,270)	(78,143)	(470,140)
Other	17	(21)	(4,761)	9,017	697	148	(1,064)	2,435	685	2,720

Net Increase (Decrease) in Net Assets Derived from Account Transactions	(365,104)	(126,665)	(1,054,259)	(1,583,621)	28,904	(165,226)	(163,254)	(446,794)	(101,783)	(558,753)

NET INCREASE (DECREASE) IN NET ASSETS	(376,405)	(112,177)	1,605,076	(8,107,796)	142,087	(231,209)	358,912	(1,833,930)	250,112	(2,068,348)

NET ASSETS
Beginning of Year	1,264,179	1,376,356	8,543,376	16,651,172	542,919	774,128	1,988,460	3,822,390	1,706,257	3,774,605

End of Year	$887,774	$1,264,179	$10,148,452	$8,543,376	$685,006	$542,919	$2,347,372	$1,988,460	$1,956,369	$1,706,257

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008	2009	2008	2009	2008
	X		XI		XII		XIII		XIV

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$384,116	$231,605	$8,164	$8,819	$7,282	$11,776	$8,216	$14,222	($3,569)	($20,268)
Realized gain (loss)	509,797	86,416	(2,345)	(3,798)	(32,423)	79,126	(48,615)	(79,898)	(40,588)	273,786
Change in unrealized appreciation (depreciation) on investments	378,120	(527,869)	32,786	(35,475)	330,425	(865,476)	194,407	(648,595)	664,827	(1,661,236)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,272,033	(209,848)	38,605	(30,454)	305,284	(774,574)	154,008	(714,271)	620,670	(1,407,718)

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Payments received from contract owners	221	676	—	—	—	32	—	—	1,719	50
Transfers between variable and fixed accounts, net	2,483	(37,394)	14,054	28,175	80,932	(396)	35,197	(114,139)	27,616	81,128
Contract maintenance charges	(96,021)	(42,604)	(149)	(126)	(12,191)	(6,680)	(1,048)	(24,440)	(4,194)	(127,673)
Contract benefits and terminations	(505,032)	(433,907)	(5,070)	(622)	(65,449)	(95,622)	(6,464)	(83,712)	(37,090)	(67,184)
Other	(338)	65	(48)	34	(486)	1,091	(343)	1,128	(981)	1,835

Net Increase (Decrease) in Net Assets Derived from Account Transactions	(598,687)	(513,164)	8,787	27,461	2,806	(101,575)	27,342	(221,163)	(12,930)	(111,844)

NET INCREASE (DECREASE) IN NET ASSETS	673,346	(723,012)	47,392	(2,993)	308,090	(876,149)	181,350	(935,434)	607,740	(1,519,562)

NET ASSETS
Beginning of Year	6,764,527	7,487,539	98,921	101,914	1,231,216	2,107,365	644,048	1,579,482	1,785,025	3,304,587

End of Year	$7,437,873	$6,764,527	$146,313	$98,921	$1,539,306	$1,231,216	$825,398	$644,048	$2,392,765	$1,785,025

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, investment income ratios, expense ratios, and total returns for each year ended December 31 are presented in the table below.

	At the End of Each Year
Variable Accounts		Total Units	Total Net	Investment	Expense	Total
For Each Year Ended	AUV	Outstanding	Assets	Income Ratio (1)	Ratio (2)	Return (3)

I
2009	$2.39	370,878	$887,774	0.25%	1.23%	(1.05%)
2008	2.42	522,558	1,264,179	2.10%	1.23%	1.11%
2007	2.39	575,243	1,376,356	4.91%	1.24%	3.70%
2006	2.31	527,503	1,217,093	4.67%	1.23%	3.41%
2005	2.23	476,145	1,062,330	2.77%	1.23%	1.70%

II
2009	$5.27	1,925,503	$10,148,452	0.94%	1.23%	33.57%
2008	3.95	2,165,193	8,543,376	0.50%	1.23%	(41.84%)
2007	6.78	2,454,205	16,651,172	0.21%	1.24%	4.96%
2006	6.46	2,880,708	18,620,614	0.37%	1.23%	7.33%
2005	6.02	3,122,307	18,804,504	0.25%	1.23%	5.36%

IV
2009	$3.63	188,490	$685,006	4.14%	1.23%	19.51%
2008	3.04	178,532	542,919	2.76%	1.23%	(10.45%)
2007	3.40	227,960	774,128	4.18%	1.24%	8.79%
2006	3.12	358,813	1,120,077	3.97%	1.23%	(0.71%)
2005	3.14	384,237	1,207,969	2.91%	1.23%	1.41%

VII
2009	$2.74	856,545	$2,347,372	1.53%	1.23%	27.78%
2008	2.14	927,110	1,988,460	1.34%	1.23%	(39.62%)
2007	3.55	1,076,091	3,822,390	1.06%	1.24%	3.12%
2006	3.44	1,323,961	4,560,747	1.22%	1.23%	13.77%
2005	3.03	1,529,381	4,630,542	1.06%	1.23%	4.83%

IX
2009	$2.31	845,561	$1,956,369	5.68%	1.23%	21.49%
2008	1.90	895,960	1,706,257	0.15%	1.23%	(45.66%)
2007	3.50	1,077,114	3,774,605	2.83%	1.24%	3.06%
2006	3.40	1,188,088	4,039,823	2.46%	1.23%	10.32%
2005	3.08	1,422,993	4,385,839	2.13%	1.23%	2.63%

X
2009	$2.49	2,982,086	$7,437,873	6.61%	1.23%	19.53%
2008	2.09	3,241,818	6,764,527	4.46%	1.23%	(2.91%)
2007	2.15	3,483,955	7,487,539	4.42%	1.24%	7.20%
2006	2.00	3,708,542	7,435,052	4.01%	1.23%	3.53%
2005	1.94	4,069,453	7,880,422	3.32%	1.23%	1.38%

XI
2009	$1.94	75,309	$146,313	8.03%	1.23%	38.16%
2008	1.41	70,347	98,921	9.11%	1.23%	(23.15%)
2007	1.83	55,697	101,914	7.46%	1.24%	1.18%
2006	1.81	83,475	150,957	7.37%	1.22%	8.09%
2005	1.67	79,670	133,292	7.00%	1.23%	1.23%

XII
2009	$2.51	613,235	$1,539,306	1.79%	1.23%	24.82%
2008	2.01	612,225	1,231,216	1.93%	1.23%	(38.12%)
2007	3.25	648,443	2,107,365	1.78%	1.24%	3.94%
2006	3.13	767,211	2,398,934	1.72%	1.23%	14.11%
2005	2.74	825,933	2,263,201	1.43%	1.23%	3.50%

XIII
2009	$1.39	593,613	$825,398	2.45%	1.23%	26.44%
2008	1.10	585,643	644,048	2.48%	1.23%	(48.42%)
2007	2.13	740,760	1,579,482	2.11%	1.24%	4.94%
2006	2.03	659,597	1,340,263	1.48%	1.23%	24.16%
2005	1.64	751,373	1,229,708	2.29%	1.22%	8.10%

XIV
2009	$2.91	823,569	$2,392,765	1.05%	1.23%	35.61%
2008	2.14	833,152	1,785,025	0.48%	1.23%	(41.68%)
2007	3.67	899,579	3,304,587	0.43%	1.24%	14.21%
2006	3.22	1,043,567	3,356,613	0.61%	1.23%	8.38%
2005	2.97	1,159,840	3,442,203	0.25%	1.23%	6.48%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees and operating expenses that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest.

(2)	These ratios represent annualized contract fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 3 in Notes to Financial Statements).

(3)	Total returns reflect changes in the unit values of the underlying portfolios and deductions for M&E fees and operating expenses assessed through the daily AUV calculation. M&E fees are assessed at an annual rate of 1.19% of the average daily net assets of each variable account as discussed in Note 3 in Notes to the Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns.
See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     Pacific Corinthian Variable Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) operates as a unit investment trust under the Investment Company Act of 1940, as amended, and is divided into subaccounts (“Variable Accounts”). The assets in each Variable Account invest in shares of the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (the “Fund”), an affiliated mutual fund (see Note 3), as follows:

Variable Accounts	Portfolios
I	Money Market Portfolio
II	Equity Portfolio
IV	Inflation Managed Portfolio
VII	Main Street® Core Portfolio
IX	Multi-Strategy Portfolio
X	Managed Bond Portfolio
XI	High Yield Bond Portfolio
XII	Equity Index Portfolio
XIII	International Value Portfolio
XIV	Growth LT Portfolio
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements. Main Street is a registered trademark of OppenheimerFunds, Inc.
     Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.
     The Separate Account funds individual flexible premium deferred annuity and variable accumulation contracts (the “Contracts”) administered by Pacific Life. The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     The Separate Account implemented the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) as the single source of authoritative accounting guidance under the Generally Accepted Accounting Principles Topic. The ASC does not create new accounting and reporting guidance, rather it reorganizes U.S. GAAP pronouncements into approximately 90 topics within a consistent structure. All guidance contained in the ASC carries an equal level of authority. The ASC changed how the Separate Account references U.S. GAAP in its notes to financial statements.
     In addition, the Separate Account implemented new guidance under ASC Topic 855, Subsequent Events (See disclosure in Note 8 for details).
     A. Valuation of Investments
     Investments in shares of the Fund are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
3. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS
     Pacific Life deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) Pacific Life assumes at an annual rate of 1.19% of the average daily net assets of each Variable Account. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is where expenses incurred in administering the Contracts and the Separate Account will exceed the amount realized from fees and charges assessed against the Contracts.
     The Separate Account also bears certain operating expenses, subject to Pacific Life’s guarantee that such expenses will not exceed 0.25% of each Variable Account’s average daily net assets annually. For the year ended December 31, 2009, the annualized operating expenses for each of the Variable Accounts were below the 0.25% expense cap. Pacific Life further guarantees that the ordinary operating expenses of a Variable Account together with the operating expenses incurred by its underlying Portfolio, exclusive of advisory fees, service fees, additional costs associated with foreign investing (including foreign taxes on dividends, interest, or gains), interest, taxes, brokerage commissions and other transactional expenses, and extraordinary expenses, will not exceed 0.60% of average daily net assets annually after consideration for any adjustment by the Fund’s Investment Adviser for Fund expenses in excess of stated expense limitations. For the year ended December 31, 2009, the combined annualized operating expenses for each of the Variable Accounts were below the 0.60% expense cap.
     Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for maintenance fees, any state premium tax, and any withdrawal and surrender charges. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. These fees are assessed directly to each contract owner account through a redemption of units and are recorded as contract maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life.
     In addition to the Separate Account’s own net operating expenses, they also indirectly bear a portion of the net operating expenses of the applicable Portfolios in which the Variable Account invests.
     The assets of each Variable Account invest in shares of the corresponding Portfolios of the Fund, an affiliated mutual fund. Each Portfolio pays advisory fees to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to the Fund’s Investment Advisory Agreement and pays service fees to Pacific Select Distributors, Inc. (“PSD”), also a wholly owned subsidiary of Pacific Life, for providing shareholder servicing activities under the Fund’s Service Plan. Each Portfolio also compensates Pacific Life and PLFA on an approximate cost basis pursuant to the Fund’s Agreement for Support Services for providing services to the Fund that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 3 to the financial statements of the Fund, which are provided separately. For the year ended December 31, 2009, PLFA received advisory fees from the Portfolios at effective annual rates ranging from 0.05% to 0.65% which are based on an annual percentage of average daily net assets of each Portfolio and PSD received a service fee from the Portfolios of 0.20% based on an annual percentage of average daily net assets of each Portfolio.
4. RELATED PARTY AGREEMENT
     PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2009, were as follows:

Variable Accounts	Purchases	Sales

I	$13,354	$389,219
II	160,346	1,236,044
IV	126,904	53,070
VII	38,472	194,410
IX	114,638	136,232
X	996,794	728,871
XI	26,316	9,317
XII	161,518	150,943
XIII	79,830	43,929
XIV	79,938	95,456

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
6. FAIR VALUE MEASUREMENTS
     Under ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), the Separate Account is required to characterize its holdings as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
     Level 1 — Quoted prices in active markets for identical holdings
     Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
     Level 3 — Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Separate Account’s holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2009, the Separate Account’s holdings which were all characterized as Level 1 as defined in ASC 820, were as follows:

Variable Accounts	Total Value
I	$889,082
II	10,166,512
IV	685,657
VII	2,351,952
IX	1,960,000
X	7,440,002
XI	146,478
XII	1,541,634
XIII	826,952
XIV	2,396,379
7. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the years ended December 31, 2009 and 2008 were as follows:

	2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
I	4,415	(156,095)	(151,680)	68,126	(120,811)	(52,685)
II	22,538	(262,228)	(239,690)	2,242	(291,254)	(289,012)
IV	22,972	(13,014)	9,958	16,370	(65,798)	(49,428)
VII	3,810	(74,375)	(70,565)	9,104	(158,085)	(148,981)
IX	7,084	(57,483)	(50,399)	18,901	(200,055)	(181,154)
X	18,917	(278,649)	(259,732)	29,147	(271,284)	(242,137)
XI	9,781	(4,819)	4,962	21,899	(7,249)	14,650
XII	62,354	(61,344)	1,010	24,329	(60,547)	(36,218)
XIII	50,442	(42,472)	7,970	20,534	(175,651)	(155,117)
XIV	22,647	(32,230)	(9,583)	43,493	(109,920)	(66,427)
8. SUBSEQUENT EVENTS
     Events or transactions occurring subsequent to December 31, 2009 through the date the financial statements were issued on February 26, 2010, have been evaluated by management in the preparation of the financial statements and no items were noted requiring additional disclosure. Management has not evaluated events after that date for presentation in these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life Insurance Company:
     We have audited the accompanying statements of assets and liabilities of Pacific Corinthian Variable Separate Account (the “Separate Account”) comprised of Variable Accounts I, II, IV, VII, IX, X, XI, XII, XIII, and XIV (collectively, the “Variable Accounts”) as of December 31, 2009, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the periods then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2009 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Corinthian Variable Separate Account as of December 31, 2009, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP

Costa Mesa, California
February 26, 2010

Pacific Life Insurance Company
Mailing Address:
PO Box 2378
Omaha, Nebraska 68103-2378

Annual Report
as of December 31, 2009

•	Pacific Corinthian Variable
Separate Account of
Pacific Life Insurance Company

Form No. 1001-10A